Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Asset Manager, VIP Asset Manager: Growth, and VIP Investment Grade Bond were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 46.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Numbers 811-03329, 811-05511, 811-07205, 811-03759, and 811-05361

VIPIS2-07-03 June 30, 2007
1.816774.122

Supplement to the
Fidelity® Variable Insurance Products
Asset ManagerSM Portfolio
Initial Class, Service Class, and
Service Class 2
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Asset Manager Portfolio was reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V.

The following information replaces the similar information found on the back cover.

Investment Company Act of 1940, File Number, 811-05361.

VAM-07-01 June 30, 2007
1.797978.105

Supplement to the
Fidelity® Variable Insurance Products
Asset Manager: Growth® Portfolio
Initial Class, Service Class, and
Service Class 2
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Asset Manager: Growth Portfolio was reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V.

The following information replaces the similar information found on the back cover.

Investment Company Act of 1940, File Number, 811-05361.

VAMG-07-01 June 30, 2007
1.797980.105

Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond Portfolio
Initial Class, Service Class, and
Service Class 2
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Investment Grade Bond Portfolio was reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V.

The following information replaces the similar information found on the back cover.

Investment Company Act of 1940, File Number, 811-05361.

VIG-07-01 June 30, 2007
1.798000.106

Supplement to the

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio,
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio,
Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio,
Growth Stock Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio,
Mid Cap Portfolio, Money Market Portfolio, Overseas Portfolio, Real Estate Portfolio, Strategic Income Portfolio,
Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

Effective June 29, 2007, VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, and VIP Investment Grade Bond Portfolio were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market Portfolio was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income Portfolio was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information supplements similar information found in the "Management Contracts" section on page 80.

The following table provides information relating to other accounts managed by Mr. Young as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$20,601	$50	$1,838
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Asset Manager ($1,937 (in millions) assets managed) and VIP Asset Manager: Growth ($229 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of April 30, 2007, the dollar range of shares of shares of VIP Asset Manager beneficially owned by Mr. Young was none and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Young was none.

The following information replaces similar information found in the "Fund Holdings Information" section on page 106.

Each fund (other than VIP Disciplined Small Cap, VIP High Income, VIP Money Market, and VIP Strategic Income) will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

VIP Disciplined Small Cap, VIP High Income, VIP Money Market, and VIP Strategic Income will provide a full list of holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com 60 days after its fiscal quarter-end. The money market fund's full holdings are also available monthly, 15 or more days after month-end by calling Fidelity at 1-877-208-0098.

VIPIS2B-07-03 June 30, 2007
1.483795.138

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Asset Manager, VIP Asset Manager: Growth, and VIP Investment Grade Bond were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 46.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Numbers 811-03329, 811-05511, 811-07205, 811-03759, and 811-05361

VIPINV-07-03 June 30, 2007
1.821023.118

Supplement to the

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio,
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio,
Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio,
Growth Stock Portfolio, High Income Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio,
Money Market Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Value Portfolio, Value Leaders Portfolio,
and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

Effective June 29, 2007, VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, and VIP Investment Grade Bond Portfolio were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market Portfolio was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income Portfolio was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information supplements similar information found in the "Management Contracts" section on page 80.

The following table provides information relating to other accounts managed by Mr. Young as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$20,601	$50	$1,838
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Asset Manager ($1,937 (in millions) assets managed) and VIP Asset Manager: Growth ($229 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of April 30, 2007, the dollar range of shares of shares of VIP Asset Manager beneficially owned by Mr. Young was none and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Young was none.

The following information replaces similar information found in the "Fund Holdings Information" section on page 106.

Each fund (other than VIP Disciplined Small Cap, VIP High Income, VIP Money Market, and VIP Strategic Income) will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

VIP Disciplined Small Cap, VIP High Income, VIP Money Market, and VIP Strategic Income will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end. The money market fund's full holdings are also available monthly, 15 or more days after month-end by calling Fidelity at 1-877-208-0098.

VIPINVB-07-03 June 30, 2007
1.825687.107

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Asset Manager, VIP Asset Manager: Growth, and VIP Investment Grade Bond were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 48.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Numbers 811-03329, 811-05511, 811-07205, 811-03759, and 811-05361

VIPICSD-07-04 June 30, 2007
1.816775.122